Stockholder's Equity (Deficit) - Narrative (Details)		12 Months Ended
	Apr. 06, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Feb. 14, 2022 USD ($)	Jan. 25, 2022 shares	Jan. 24, 2022 shares	Dec. 31, 2019 shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares outstanding (in shares)						88,824,647	17,215,336
Stock repurchase program, authorized amount | $					$ 5,000,000
Payments for repurchase of common stock | $		$ 8,603,000	$ 0	$ 0
Common stock
Noncontrolling Interest [Line Items]
Shares outstanding (in shares)		89,195,437	17,382,854	16,280,360				15,961,703
Shares repurchased (in shares)		516,123
Class A ordinary shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Vote for each share		1
Common stock, shares, issued (in shares)		75,612,795
Shares outstanding (in shares)		75,612,795
Payments for repurchase of common stock | $		$ 2,700,000
Class A ordinary shares | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	51,700
Repurchased shares | $	$ 5,853
Class B ordinary shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Vote for each share		1.472467906
Voting power		20.90%
Conversion period		5 years
Class B ordinary shares | Chief Executive Officer
Noncontrolling Interest [Line Items]
Shares outstanding (in shares)		13,582,642
Voting power		100.00%
Series A preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	134,735
Series B-1 preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	15,082